Expense Example, No Redemption - FidelitySustainableTargetDateFunds-ComboClassAMCIZPro - FidelitySustainableTargetDateFunds-ComboClassAMCIZPro - Fidelity Sustainable Target Date 2050 Fund	May 30, 2024 USD ($)
Fidelity Advisor Sustainable Target Date 2050 Fund - Class Z
Expense Example, No Redemption:
1 Year	$ 41
3 Years	128
5 Years	224
10 Years	505
Fidelity Advisor Sustainable Target Date 2050 Fund - Class I
Expense Example, No Redemption:
1 Year	51
3 Years	160
5 Years	280
10 Years	628
Fidelity Advisor Sustainable Target Date 2050 Fund - Class C
Expense Example, No Redemption:
1 Year	153
3 Years	474
5 Years	818
10 Years	1,588
Fidelity Advisor Sustainable Target Date 2050 Fund - Class A
Expense Example, No Redemption:
1 Year	647
3 Years	801
5 Years	968
10 Years	1,452
Fidelity Advisor Sustainable Target Date 2050 Fund - Class M
Expense Example, No Redemption:
1 Year	448
3 Years	657
5 Years	883
10 Years	$ 1,532